Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Statement of compliance
(a)	Statement of compliance

The Company’s consolidated financial statements have been prepared in accordance with all applicable International Financial Reporting Standards (“IFRSs”) issued by the International Accounting Standards Board (“IASB”), which collective term includes all applicable individual IFRSs, International Accounting Standards (“IASs”) and Interpretations issued by the IASB. Significant accounting policies adopted by the Group are disclosed below.

The IASB has issued certain amendments to IFRSs that are first effective or available for earlyadoption for the periods presented in these consolidated financial statements. Note 2(c) provides information on the initial application of these developments to the extent that they are relevant to the Group for the periods presented in these consolidated financial statements.

Basis of preparation of the consolidated financial statements

(b)Basis of preparation of the consolidated financial statements

These consolidated financial statements for the year ended December 31, 2021 comprise the Group.

The measurement basis used in the preparation of the consolidated financial statements is the historical cost basis, except that the following instruments are stated at their fair value as explained in the accounting policies set out below:

-	preference share liabilities — conversion feature (see note 2(s));
-	convertible securities (see note 2(v)); and
-	financial assets at fair value through profit or loss (see note 2(z))

As at December 31, 2021, the Group’s total liabilities exceeded its total assets by $400,894,913. Despite this, the preference shares will be converted into ordinary shares of the PubCo after the completion of the proposed business combination as described in note 1 resulting in the listing of PubCo’s shares on the Nasdaq Stock Market.

2Significant accounting policies (continued)

Management and the directors ofthe Company are ofthe view that the Group has and will continue to have sufficient financial resources to meet its liabilities as and when they fall due and to enable the Group to continue operations for the foreseeable future. Consequently, the directors have prepared the consolidated financial statements on a going concern basis.

The preparation of financial statements in conformity with IFRSs requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Judgements made by management in the application of IFRSs that have significant effect on the consolidated financial statements and major sources of estimation uncertainty are discussed in note 30.

Changes in accounting policies

(c)Changes in accounting policies

The Group has applied the following amendments to IFRSs issued by the IASB to these financial statements for the current accounting period:

●	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, Interest rate benchmark reform — phase 2
●	Amendment to IFRS 16, Covid-19-related rent concessions beyond 30 June 2021

Other than the amendment to IFRS 16, the Group has not applied any new standard or interpretation that is not yet effective for the current accounting period. The amendment to IFRS 16 do not have any material impact to the Group’s consolidated financial statements.

Subsidiaries and non-controlling interests

(d)Subsidiaries and non-controlling interests

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. When assessing whether the Group has power, only substantive rights (held by the Group and other parties) are considered.

An investment in a subsidiary is consolidated into the consolidated financial statements from the date that control commences until the date that control ceases. Intra-group balances, transactions and cash flows and any unrealized profits arising from intra-group transactions are eliminated in full in preparing the consolidated financial statements. Unrealized losses resulting from intra-group transactions are eliminated in the same way as unrealized gains but only to the extent that there is no evidence of impairment.

Non-controlling interests represent the equity in a subsidiary not attributable directly or indirectly to the Company, and in respect of which the Group has not agreed any additional terms with the holders of those interests which would result in the Group as a whole having a contractual obligation in respect of those interests that meets the definition ofa financial liability. For each business combination, the Group canelect to measure any non-controlling interests either at fair value or at the non-controlling interests’ proportionate share of the subsidiary’s net identifiable assets.

Non-controlling interests are presented in the consolidated statement of financial position within equity, separately from equity attributable to the equity shareholders of the Company. Non-controlling interests in the results of the Group are presented on the face of the consolidated statement of profit or loss and the consolidated statement of profit or loss and other comprehensive income as an allocation of the total profit or loss and total comprehensive income for the year between non-controlling interests and the equity shareholders of the Company.

2Significant accounting policies (continued)

Changes in the Group’s interests in a subsidiary that do not result in a loss of control are accounted for as equity transactions, whereby adjustments are made to the amounts of controlling and non-controlling interests within consolidated equity to reflect the change in relative interests, but no adjustments are made to goodwill and no gain or loss is recognized.

When the Group loses control of a subsidiary, it is accounted for as a disposal of the entire interest in that subsidiary, with a resulting gain or loss being recognized in profit or loss. Any interest retained in that former subsidiary at the date when control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset or, when appropriate, the cost on initial recognition of an investment in an associate or joint venture (see note 2(e)).

Joint ventures

(e)Joint ventures

A joint venture is an arrangement whereby the Group or Company and other parties contractually agree to share control of the arrangement, and have rights to the net assets of the arrangement.

An investment in a joint venture is accounted for in the consolidated financial statements under the equity method, unless it is classified as held for sale (or included in a disposal group that is classified as held for sale). Under the equity method, the investment is initially recorded at cost, adjusted for any excess of the Group’s share of the acquisition-date fair values of the investee’s identifiable net assets over the cost of the investment (if any). The cost of the investment includes purchase price, other costs directly attributable to the acquisition of the investment, and any direct investment into the joint venture that forms part of the Group’s equity investment. Thereafter, the investment is adjusted for the post acquisition change in the Group’s share of the investee’s net assets and any impairment loss relating to the investment (see note 2(t)(ii)). At each reporting date, the Group assess whether there is any objective evidence that the investment is impaired. Any acquisition-date excess over cost, the Group’s share of the post-acquisition, post-tax results of the investees and any impairment losses for the year are recognized in the consolidated statement of profit or loss, whereas the Group’s share of the post-acquisition post-tax items of the investees’ other comprehensive income is recognized in the consolidated statement of profit or loss and other comprehensive income.

When the Group’s share of losses exceeds its interest in the joint venture, the Group’s interest is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the investee. For this purpose, the Group’s interest is the carrying amount of the investment under the equity method together with the Group’s long-term interests that in substance form part of the Group’s net investment in the joint venture.

Unrealized profits and losses resulting from transactions between the Group and its joint venture are eliminated to the extent of the Group’s interest in the investee, except where unrealized losses provide evidence of an impairment of the asset transferred, in which case they are recognized immediately in profit or loss.

In all other cases, when the Group ceases to have joint control over a joint venture, it is accounted for as a disposal of the entire interest in that investee, with a resulting gain or loss being recognized in profit or loss. Any interest retained in that former investee at the date when joint control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset.

Assets acquisition

(f)Assets acquisition

Groups of assets acquired and liabilities assumed are assessed to determine if they are business or asset acquisitions. On an acquisition-by-acquisition basis, the Group chooses to apply a simplified assessment of whether an acquired set of activities and assets is an asset rather than business acquisition, when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

When a group of assets acquired and liabilities assumed do not constitute a business, the overall acquisition cost is allocated to the individual identifiable assets and liabilities based on their relative fair values at the date of acquisition. An exception is when the sum of the individual fair values of the identifiable assets and liabilities differs from the overall acquisition cost. In such case, any identifiable assets and liabilities that are initially measured at an amount other than cost in accordance with the Group’s policies are measured accordingly, and the residual acquisition cost is allocated to the remaining identifiable assets and liabilities based on their relative fair values at the date of acquisition.

Property, plant and equipment

(g)Property, plant and equipment

Property, plant and equipment, including right-of-use assets arising from leases of underlying property, plant and equipment (see note 2(i)), are stated at cost less accumulated depreciation and impairment losses (see note 2(t)(ii)).

Gains or losses arising from the retirement or disposal of an item of property, plant and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of retirement or disposal.

Depreciation is calculated to write off the cost of items of property, plant and equipment, less their estimated residual value, if any, using the straight-line method over their estimated useful lives as follows:

− Properties leased for own use	Over the unexpired lease period
− Office equipment leased for own use	Over the unexpired lease period
− Leasehold improvements	Shorter of 4 years, or over the unexpired lease period
− Fixtures and furniture	5 years
− Office and lab equipment	3 – 5 years
− Computer equipment	3 years
− Motor vehicles	3 years
− Manufacturing equipment	3 years

Both the useful life of an asset and its residual value, if any, are reviewed annually.

Intangible assets (other than goodwill)

(h)Intangible assets (other than goodwill)

Expenditure on research activities is recognized as an expense in the period in which it is incurred. Expenditure on development activities is capitalized if the product or process is technically and commercially feasible and the Group has sufficient resources and the intention to complete development. The expenditure capitalized includes the costs of materials, direct labor and an appropriate proportion of overheads. Capitalized development costs are stated at cost less accumulated amortization and impairment losses (see note 2(t)(ii)). Other development expenditure is recognized as an expense in the period in which it is incurred.

Other intangible assets that are acquired by the Group are stated at cost less accumulated amortization (where the estimated useful life is finite) and impairment losses (see note 2(t)(ii)). Expenditure on internally generated goodwill and brands is recognized as an expense in the period in which its incurred.

Amortization of intangible assets with finite useful lives is charged to profit or loss on a straight-line basis over the assets’ estimated useful lives. The following intangible assets with finite useful lives are amortized from the date they are available for use and their estimated useful lives are as follows:

- Website and mobile apps	2 years
- Trademark and technology	10 – 20 years
- Products development cost	3 years

Both the period and method of amortization are reviewed annually.

Intangible assets are not amortized while their useful lives are assessed to be indefinite. Any conclusion that the useful life of an intangible asset is indefinite is reviewed annually to determine whether events and circumstances continue to support the indefinite useful life assessment for that asset. If they do not, the change in the useful life assessment from indefinite to finite is accounted for prospectively from the date of change and in accordance with the policy for amortization of intangible assets with finite lives as set out above.

Leased assets

(i)Leased assets

At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is conveyed where the customer has both the right to direct the use of the identified asset and to obtain substantially all of the economic benefits from that use.

As a lessee, where the contract contains lease component(s) and non- lease component(s), the Group has elected not to separate non-lease components and accounts for each lease component and any associated non-lease components as a single lease component for all leases.

At the lease commencement date, the Group recognizes a right-of-use asset and a lease liability, except for short-term leases that have a lease term of 12 months or less and leases of low-value assets. When the Group enters into a lease in respect of a low-value asset, the Group decides whether to capitalize the lease on a lease-by-lease basis. The lease payments associated with those leases which are not capitalized are recognized as an expense on a systematic basis over the lease term.

Where the lease is capitalized, the lease liability is initially recognized at the present value of the lease payments payable over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, using a relevant incremental borrowing rate. After initial recognition, the lease liability is measured at amortized cost and interest expense is calculated using the effective interest method. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability and hence are charged to profit or loss in the accounting period in which they are incurred.

The right-of-use asset recognized when a lease is capitalized is initially measured at cost, which comprises the initial amount of the lease liability plus any lease payments made at or before the commencement date, and any initial direct costs incurred. Where applicable, the cost of the right-of-use assets also includes an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, discounted to their present value, less any lease incentives received. The right-of-use asset is subsequently stated at cost less accumulated depreciation and impairment losses (see notes 2(g) and 2(t)(ii)).

The initial fair value of refundable rental deposits is accounted for separately from the right-of-use assets in accordance with the accounting policy applicable to receivables carried at amortized cost (see notes 2(k) and 2(t)). Any difference between the initial fair value and the nominal value of the deposits is accounted for as additional lease payments made and is included in the cost of right-of-use assets.

The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, or there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or there is a change arising from the reassessment of whether the Group will be reasonably certain to exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

In the consolidated statement of financial position, the current portion of long-term lease liabilities is determined as the present value of contractual payments that are due to be settled within twelve months after the reporting period.

Inventories

(j)Inventories

Inventories representing consumables, reagent, kits materials and finished goods are carried at the lower of cost and net realizable value.

Cost is calculated on the first-in-first-out basis and comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

2Significant accounting policies (continued)

When inventories are sold, the carrying amount of those inventories is recognized as an expense in the period in which the related revenue is recognized.

Trade and other receivables (including amount due from a joint venture and amount due from a shareholder)
(k)	Trade and other receivables (including amount due from a joint venture, amount due from a shareholder and amounts due from related companies)

A receivable is recognized when the Group has an unconditional right to receive consideration. A right to receive consideration is unconditional if only the passage of time is required before payment of that consideration is due. If the revenue has been recognized before the Group has an unconditional right to receive consideration, the amount is presented as a contract asset.

Trade and other payables, deposit liabilities and contract liabilities

(l)Trade and other payables (including amounts due to shareholders), deposit liabilities and contract liabilities

(i)	Trade and other payables

Trade and other payables are initially recognized at fair value. Subsequent to initial recognition, trade and other payables are stated at amortized cost unless the effect of discounting would be immaterial, in which case they are stated at invoice amounts.

(ii)	Deposit liabilities

Deposit liabilities are initially recognized at fair value when the customer pays consideration which is refundable until after 5 to 30 days from the date of delivery has passed, in which case they are subsequently recognized as contract liabilities.

(iii)	Contract liabilities

Cash and cash equivalents

(m)Cash and cash equivalents

Cash and cash equivalents comprise cash at bank and on hand, demand deposits with banks and other financial institutions, and short-term, highly liquid investments that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value, having been within three months of maturity at acquisition. Cash and cash equivalents are assessed for expected credit loss in accordance with the policy set out in note 2(t)(i).

Employee benefits

(n)Employee benefits

(i)	Short-term employee benefits and contributions to defined contribution retirement plans

Salaries, annual bonuses, paid annual leave, contributions to defined contribution retirement plans and the cost of non-monetary benefits are accrued in the year in which the associated services are rendered by employees. Where payment or settlement is deferred and the effect would be material, these amounts are stated at their present values.

2Significant accounting policies (continued)

(ii)	Share-based payments

The fair value of share options granted to employees is recognized as an employee cost with a corresponding increase in a capital reserve within equity. The fair value is measured at grant date using the Black-Scholes Model, taking into account the terms and conditions upon which the options were granted. Where the employees have to meet vesting conditions before becoming unconditionally entitled to the options, the total estimated fair value of the options is spread over the vesting period, taking into account the probability that the options will vest.

During the vesting period, the number of share options that is expected to vest is reviewed. Any resulting adjustment to the cumulative fair value recognized in prior years is charged/credited to the profit or loss for the year of the review, unless the original employee expenses qualify for recognition as an asset, with a corresponding adjustment to the capital reserve. On vesting date, the amount recognized as an expense is adjusted to reflect the actual number of options that vest (with a corresponding adjustment to the capital reserve) except where forfeiture is only due to not achieving vesting conditions that relate to the market price of the Company’s shares. The equity amount is recognized in the capital reserve until either the option is exercised (when it is included in the amount recognized in share capital for the shares issued) or the option expires (when it is released directly to retained profits or accumulated losses).

Income tax

(o)Income tax

Income tax for the year comprises current tax and movements in deferred tax assets and liabilities. Current tax and movements in deferred tax assets and liabilities are recognized in profit or loss except to the extent that they relate to items recognized in other comprehensive income or directly in equity, in which case the relevant amounts of tax are recognized in other comprehensive income or directly in equity, respectively.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the end of the reporting period, and any adjustment to tax payable in respect of previous years.

Deferred tax assets and liabilities arise from deductible and taxable temporary differences respectively, being the differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Deferred tax assets also arise from unused tax losses and unused tax credits.

Apart from certain limited exceptions, all deferred tax liabilities, and all deferred tax assets to the extent that it is probable that future taxable profits will be available against which the asset can be utilized, are recognized. Future taxable profits that may support the recognition of deferred tax assets arising from deductible temporary differences include those that will arise from the reversal of existing taxable temporary differences, provided those differences relate to the same taxation authority and the same taxable entity, and are expected to reverse either in the same period as the expected reversal of the deductible temporary difference or in periods into which a tax loss arising from the deferred tax asset can be carried back or forward. The same criteria are adopted when determining whether existing taxable temporary differences support the recognition of deferred tax assets arising from unused tax losses and credits, that is, those differences are taken into account if they relate to the same taxation authority and the same taxable entity, and are expected to reverse in a period, or periods, in which the tax loss or credit can be utilized.

The limited exceptions to recognition of deferred tax assets and liabilities are those temporary differences arising from goodwill not deductible for tax purposes, the initial recognition of assets or liabilities that affect neither accounting nor taxable profit (provided they are not part of a business combination), and temporary differences relating to investments in subsidiaries to the extent that, in the case of taxable differences, the Group controls the timing of the reversal and it is probable that the differences will not reverse in the foreseeable future, or in the case of deductible differences, unless it is probable that they will reverse in the future.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilized. Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.

2Significant accounting policies (continued)

Current tax balances and deferred tax balances, and movements therein, are presented separately from each other and are not offset. Current tax assets are offset against current tax liabilities, and deferred tax assets against deferred tax liabilities, if the Group has the legally enforceable right to set off current tax assets against current tax liabilities and the following additional conditions are met:

-	in the case of current tax assets and liabilities, the Group intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously; or
-	in the case of deferred tax assets and liabilities, if they relate to income taxes levied by the same taxation authority on either:
-	the same taxable entity; or
-	different taxable entities, which, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered, intend to realize the current tax assets and settle the current tax liabilities on a net basis or realize and settle simultaneously.

Provisions and contingent liabilities

(p)Provisions and contingent liabilities

Provisions are recognized when the Group has a legal or constructive obligation arising as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made. Where the time value of money is material, provisions are stated at the present value of the expenditure expected to settle the obligation.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Where some or all of the expenditure required to settle a provision is expected to be reimbursed by another party, a separate asset is recognized for any expected reimbursement that would be virtually certain. The amount recognized for the reimbursement is limited to the carrying amount of the provision.

Revenue and other income

(q)Revenue and other income

Income is classified by the Group as revenue when it arises from the sale of goods or the provision of services in the ordinary course of the Group’s business.

Revenue is measured based on the amount of consideration to which the Group is expected to be entitled in exchange for transferring goods or services to a customer, excluding amounts collected on behalf of third parties. The Group recognizes revenue when (or as) it transfers control over a product or service to customer. An asset is transferred when (or as) the customer obtains control of the asset.

The Group transfers control of a good or service at a point in time unless one of the following overtime criteria is met:

(a)	the customer simultaneously receives and consumes the benefits provided as the Group performs;
(b)	the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or
(c)	the Group’s performance does not create an asset with an alternative use and the Group has an enforceable right to payment for performance completed to date.

2Significant accounting policies (continued)

The Group provides i) preventive services which are genetic testing services to individuals and corporates for their employees and customers; and ii) diagnostic services which are primarily COVID-19 testing for individuals, corporates for their employees or customers, and governments for community testing. Additionally, from November 2021, the Group has officially launched (iii) Circle HealthPod, which is a rapid detection health monitoring device along with single-use capsules that offers rapid COVID-19 testing solutions for professional use and home use initially in Hong Kong.

The Group collects consideration for both types of services upfront, and such consideration received usually becomes non-refundable after 5 to 30 days from the date of delivery of the kits to the individuals or corporates, or the date of purchase. The upfront consideration received is initially recognized as deposit liabilities (see note 2(l)(ii)) and subsequently reclassified to contract liabilities when the amount becomes non-refundable (see note 2(l)(iii)). Such amount does not include any variable consideration.

The Group determines that its sales contracts do not have a significant financing component when the upfront consideration becomes non-refundable as customers have discretion to decide when the tests are performed during the contract term.

(i)Performance obligations

Generally the Group fulfilled its performance obligations for preventive and diagnostic services at a point in time upon delivery of the testing results or reports to customers except for one category of the genetic testing kits under the preventive services which includes an additional distinct performance obligation being the subscription of free future updates to new features, reports and categories (collectively the “update services”).

The update services are considered distinct from the testing results or reports received by customers as those customers can benefit from the information provided in the testing results without the update services, the update services would not significantly modify the testing results, and there is not any significant interdependency between the testing results and the update services. Transfer of control for the testing results occurs when the testing results or reports are issued to customers and transfer of control for update services occurs over the expected service period which begins from the issuance of the testing results.

For genetic testing kits which contains the update services, the Group allocates revenue to the testing results and the update services based on their respective standalone selling prices. When estimating standalone prices, the Group considers all information that is reasonably available which includes market conditions, company-specific information about the customers, pricing strategies and practices, cost incurred to provide the service and industry pricing. The Group has estimated the standalone selling price of the update services based on the expected cost plus a margin and recognizes it over the expected service period of five years. The expected service period was estimated based on the Group’s internal statistics on customers and expectation as to the period over which customers would continue to log in online to review initial reports and updates. Significant judgement is involved in estimating the stand-alone selling price for each distinct performance obligation.

For sales of Circle HealthPod and single-use capsule sets, generally the Group considers it satisfies the associated performance obligation at the point in time when those products have been accepted by customers as, unlike the testing kits, customers do not need to return samples to the Group for further processing. The Group offers customers an unconditional right of return of unopened Circle HealthPod for cash for a period of 30 days from the date of acceptance. Revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Accordingly, the Group reduces the revenues by an estimate of expected returns, determined based on the historical data, and recognizes a refund liability and an asset representing the right to recover the returned products.

Circle HealthPod also comes with a warranty for customers that register within 30 days of purchase, under which the Group will repair or replace a defective product within one year of purchase free-of- charge. The Group accounts for the warranty as an assurance warranty and recognizes an estimate of the associated costs as a liability at the time when the revenue on sale of Circle HealthPod is recognized.

2Significant accounting policies (continued)

(ii)	Revenue breakage

Provision of preventive and diagnostic services require individuals to provide specimen samples to the Group before it can proceed with the necessary laboratory procedures. Sales contracts relating to testing kits sold directly to individuals normally require specimen samples to be sent back to the Group within 3 or 6 months(the “sample return period”) from the date of purchase depending on the jurisdictions in which the kits are purchased by customers. If these customers do not return their specimen samples within the sample return period, the Group has no further obligation to provide the service. Sales contracts relating to kits sold to corporates normally do not include specified sample return periods.

For certain non-refundable sale contracts, the Group does not have sufficient and relevant historical experience to form a reasonable expectation about the amount of breakage revenue to which the Group is expected to be entitled. This would be the case for certain preventive testing kits sold to corporates such as insurance companies that would ultimately be passed on to its end users at the corporates’ discretion, where there is no stated sample return period and the Group has no visibility as to whether and when the kits are distributed to end users. This would also be the case for certain diagnostic testing kits sold to individuals with respect to COVID-19. For these sales contracts, revenue is recognized at the earlier point in time of i) the relevant services are rendered and the testing results are issued; or ii) when the likelihood of end users returning their specimen samples becomes remote.

Otherwise, the Group generally has sufficient and relevant historical experience for other sales contracts such that the Group expects to be entitled to a breakage amount in relation to non-refundable and unexercised rights. For these sales contracts, the Group estimates and recognizes the expected breakage amount as revenue in proportion to the pattern of rights exercised by customers on a portfolio basis to the extent that it is considered highly probable that a significant reversal will not occur in the future.

The Group updates its breakage estimate regularly and if necessary, adjusts the deferred revenue balance accordingly. If actual return patterns vary from the estimate, actual breakage revenue may differ from the amounts recorded. The Group recognized breakage revenue from unreturned kits of $347,894 and $3,325,906 for the years ended December 31, 2021 and 2020, respectively.

(iii)	Interest income

Interest income is recognized as it accrues using the effective interest method.

(iv)	Government subsidies

Government subsidies are recognized in the consolidated statement of financial position initially when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are recognized as income in profit or loss on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the Group for the cost of an asset are deducted from the carrying amount of the asset and consequently are effectively recognized in profit or loss over the useful life of the asset by way of reduced depreciation expense.

Translation of foreign currencies

(r)Translation of foreign currencies

The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases and receivables are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies are primarily the Hong Kong dollars (“HKD”) and British Pound (“GBP”). The currencies in which these transactions are primarily denominated are HKD, GBP, United States dollars (“USD”) and Renminbi (“RMB”).

Foreign currency transactions are translated at the foreign exchange rates ruling at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the end of the reporting period. Exchange gains and losses are recognized in profit or loss.

Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the foreign exchange rates ruling at the transaction dates. The transaction date is the date on which the Group initially recognizes such non-monetary assets or liabilities. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated using the foreign exchange rates ruling at the dates the fair value was measured.

2Significant accounting policies (continued)

The results of operations using non-USD as functional currency are translated into USD at the exchange rates approximating the foreign exchange rates ruling at the dates of the transactions. Statement of financial position items, including goodwill arising on consolidation of operations using non-USD as functional currency are translated into United States dollars at the closing foreign exchange rates ruling at the end of the reporting period. The resulting exchange differences are recognized in other comprehensive income and accumulated separately in equity in translation reserve.

On disposal of an operation using non-USD as functional currency, the cumulative amount of the exchange differences relating to that foreign operation is reclassified from equity to profit or loss when the profit or loss on disposal is recognized.

Preference share

(s)Preference share capital

Preference share capital is classified as equity if it is non-redeemable, or redeemable only at the Company’s option, and any dividends are discretionary. Dividends on preference share capital classified as equity are recognized as distribution within equity (see note 27(a)).

Preference share capital is classified as a liability if it is redeemable on a specific date or at the option of the shareholders, or if dividend payments are not discretionary. As the preference shares issued by the Group contain redemption and conversion feature (see note 26), the redemption feature is recognized as a non- derivative financial liability and measured at amortized cost, while the conversion feature is recognized as a derivative financial liability and measured at fair value through profit or loss.

Credit losses and impairment of assets

(t)Credit losses and impairment of assets

(i)	Credit losses from financial instruments

The Group recognizes a loss allowance for ECLs on the financial assets measured at amortized cost (including cash and cash equivalents, trade and other receivables, amount due from a joint venture, amount due from a shareholder and amounts due from related companies).

Equity securities measured at FVPL are not subject to the ECL assessment.

Measurement of ECLs

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all expected cash shortfalls (i.e. the difference between the cash flows due to the Group in accordance with the contract and the cash flows that the Group expects to receive).

The expected cash shortfalls are discounted using the following discount rates where the effect of discounting is material:

-	fixed-rate financial assets and trade and other receivables: effective interest rate determined at initial recognition or an approximation thereof.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

In measuring ECLs, the Group takes into account reasonable and supportable information that is available without undue cost or effort. This includes information about past events, current conditions and forecasts of future economic conditions.

ECLs are measured on either of the following bases:

-	12-month ECLs: these are losses that are expected to result from possible default events within the 12 months after the reporting date; and

2Significant accounting policies (continued)

-	lifetime ECLs: these are losses that are expected to result from all possible default events over the expected lives of the items to which the ECL model applies.

Loss allowances for trade receivables are always measured at an amount equal to lifetime ECLs. ECLs on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors and an assessment of both the current and forecast general economic conditions at the reporting date.

For all other financial instruments, the Group recognizes a loss allowance equal to 12-month ECLs unless there has been a significant increase in credit risk of the financial instrument since initial recognition, in which case the loss allowance is measured at an amount equal to lifetime ECLs.

Significant increases in credit risk

In assessing whether the credit risk of a financial instrument has increased significantly since initial recognition, the Group compares the risk of default occurring on the financial instrument assessed at the reporting date with that assessed at the date of initial recognition. In making this reassessment, the Group considers that a default event occurs when the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held). The Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

In particular, the following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:

-	failure to make payments of principal or interest on their contractually due dates;
-	an actual or expected significant deterioration in a financial instrument’s external or internal credit rating (if available); and
-	an actual or expected significant deterioration in the operating results of the debtor.

Existing or forecast changes in the technological, market, economic or legal environment that have a significant adverse effect on the debtor’s ability to meet its obligation to the Group. Depending on the nature of the financial instruments, the assessment of a significant increase in credit risk is performed on either an individual basis or a collective basis. When the assessment is performed on a collective basis, the financial instruments are grouped based on shared credit risk characteristics, such as past due status and credit risk ratings.

ECLs are remeasured at each reporting date to reflect changes in the financial instrument’s credit risk since initial recognition. Any change in the ECL amount is recognized as an impairment gain or loss in profit or loss. The Group recognizes an impairment gain or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.

Basis of calculation of interest income

Interest income recognized in accordance with note 2(q)(iii) is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit-impaired, in which case interest income is calculated based on the amortized cost (i.e. the gross carrying amount less loss allowance) of the financial asset.

At each reporting date, the Group assesses whether a financial asset is credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable events:

-	significant financial difficulties of the debtor;
-	a breach of contract, such as a default or delinquency in interest or principal payments;

2Significant accounting policies (continued)

-	it becoming probable that the borrower will enter into bankruptcy or other financial reorganization;
-	significant changes in the technological, market, economic or legal environment that have an adverse effect on the debtor; or
-	the disappearance of an active market for a security because of financial difficulties of the issuer.

Write-off policy

The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Group determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.

Subsequent recoveries of an asset that was previously written off are recognized as a reversal of impairment in profit or loss in the period in which the recovery occurs.

(ii)	Impairment of other non-current assets

Internal and external sources of information are reviewed at the end of each reporting period to identify indications that the following assets may be impaired or, except in the case of goodwill, an impairment loss previously recognized no longer exists or may have decreased:

-	property, plant and equipment;
-	intangible assets;
-	interest in joint venture; and
-	goodwill

If any such indication exists, the asset’s recoverable amount is estimated. In addition, for goodwill, intangible assets that are not yet available for use and intangible assets that have indefinite useful lives, the recoverable amount is estimated annually whether or not there is any indication of impairment.

 — Calculation of recoverable amount

The recoverable amount of an asset is the greater of its fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit). A portion ofthe carrying amount ofa corporate asset (for example, head office building) is allocated to an individual cash-generating unit if the allocation can be done on a reasonable and consistent basis, or to the smallest group of cash-generating units if otherwise.

 —  Recognition of impairment losses

An impairment loss is recognized in profit or loss if the carrying amount of an asset, or the cash-generating unit to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit (or group of units) and then, to reduce the carrying amount of the other assets in the unit (or group of units) on a pro rata basis, except that the carrying value of an asset will not be reduced below its individual fair value less costs of disposal (if measurable) or value in use (if determinable).

2Significant accounting policies (continued)

 —  Reversals of impairment losses

In respect of assets other than goodwill, an impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. An impairment loss in respect of goodwill is not reversed.

A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to profit or loss in the year in which the reversals are recognized.

Goodwill

(u)Goodwill

Goodwill represents excess of

(i)	the aggregate of the fair value of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the Group’s previously held equity interest the acquiree; over
(ii)	the net fair value of the acquiree’s identifiable assets and liabilities measured as at the acquisition date.

When (ii) is greater than (i), then this excess is recognized immediately in profit or loss as a gain on a bargain purchase.

Goodwill is stated at cost less accumulated impairment losses. Goodwill arising on a business combination is allocated to each cash-generating units, or groups of cash-generating units, that is expected to benefit from the synergies of the combination and is tested annually for impairment (see note 2(t)(ii)).

On disposal of a cash generating unit, any attributable amount of purchased goodwill is included in the calculation of the profit or loss on disposal.

Convertible securities

(v)Convertible securities

(i)	Convertible securities that are classified as equity instrument

Convertible securities are classified as an equity instrument when the following conditions are met:

(a)	The securities include no contractual obligation (i) to deliver cash or another financial asset to another entity; or (ii) to exchange financial assets or financial liabilities with another entity under conditions that are potentially unfavorable to the Group; and
(b)	If the securities will or may be settled in the Group’s own equity instruments, it is: (i) a non-derivative that includes no contractual obligation for the Group to deliver a variable number of its own equity instruments; or (ii) a derivative that will be settled only by the issuer exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments.

In such case, at initial recognition, the securities are measured at transaction price and are credited to other reserve in the consolidated statement of changes in equity. Transaction costs that relate to the issue of securities are recognized as a deduction in equity.

If the securitiesare redeemed, the consideration paid is recognized directly in equity, and no gain or loss will be recognized in profit or loss.

2Significant accounting policies (continued)

(ii)	Other convertible securities

Convertible securities issued by the Group contain embedded derivatives that should be separately accounted for but cannot be measured separately. At initial recognition, the convertible securities are measured at fair value. At the end of each reporting period, the fair value is remeasured and the gain or loss on remeasurement to fair value is recognized immediately in profit or loss.

If the securities are converted, the shares issued are measured at fair value and any difference between the fair value of shares issued and the fair value of the convertible securities is recognized in profit or loss. If the securitiesare redeemed, any difference between the amount paid and the fair value of the convertible securities is recognized in profit or loss.

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Related parties

(w)Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:
(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or the Group’s parent.
(b)	An entity is related to the Group if any of the following conditions applies:
(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).
(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).
(iii)	Both entities are joint ventures of the same third party.
(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.
(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Company or an entity related to the Group.
(vi)	The entity is controlled or jointly controlled by a person identified in (a).
(vii)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).
(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the Group’s parent.

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

Derivative financial instruments

(x)Derivative financial instruments

Derivative financial instruments are recognized at fair value. At the end of each reporting period the fair value is remeasured. The gain or loss on remeasurement to fair value is recognized immediately in profit or loss, except where the derivatives qualify for cash flow hedge accounting or hedges of net investment in a foreign operation, in which case recognition of any resultant gain or loss depends on the nature of the item being hedged.

For hybrid instrument contains an embedded derivative, if the main contract belongs to financial assets, the hybrid instrument as a whole shall apply to the regulations of financial assets. If the main contract does not belong to financial assets, and the mixed instrument is not measured at fair value through profit and loss, the economic characteristics and risks of the embedded derivative and the main contract are not closely related, and under the same conditions with embedded derivative cannot be separately measured at the date of acquisition or the date subsequent to the financial reporting date, then the hybrid instrument is accounted for as financial assets or financial liabilities at fair value through profit or loss.

Segment reporting

(y)Segment reporting

Operating segments, and the amounts of each segment item reported in the consolidated financial statements, are identified from the financial information provided regularly to the Group’s most senior executive management for the purposes of allocating resources to, and assessing the performance of, the Group’s various lines of business and geographical locations.

Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria.

Equity investments

(z)Equity investments

An investment in equity securities is classified as fair value through profit or loss (“FVPL”) unless the equity investment is not held for trading purposes and on initial recognition of the investment the Group makes an irrevocable election to designate the investment at fair value through other comprehensive income (“FVOCI”) (non-recycling) such that subsequent changes in fair value are recognized in other comprehensive income. Such elections are made on an instrument-by-instrument basis, but may only be made if the investment meets the definition of equity from the issuer’s perspective. Where such an election is made, the amount accumulated in other comprehensive income remains in the fair value reserve (non-recycling) until the investment is disposed of. At the time of disposal, the amount accumulated in the fair value reserve (non- recycling) is transferred to retained earnings or accumulated losses. It is not recycled through profit or loss.

Dividends from an investment in equity securities, irrespective of whether classified as at FVPL or FVOCI, are recognized in profit or loss as other income.